FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure, Recurring	$ 86,476	$ 81,491	$ 67,854
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	37,358	37,154	26,412
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	40,949	35,954	35,169
Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	8,169	8,383	6,273
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	86,476	81,491	67,854
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	37,358	37,154	26,412
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	40,949	35,954	35,169
Fair Value, Inputs, Level 2 [Member] | Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	8,169	8,383	6,273
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member] | Municipal Bonds [Member]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0	$ 0